UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 85.8%
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,150,000		$1,040,750	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,672,387	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,480,000		1,495,308	(a)

Total Auto Components					4,208,445

Diversified Consumer Services - 2.3%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,620,000		1,656,450	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	139,288	(b)
frontdoor Inc., Senior Notes	6.750%	8/15/26	830,000		851,788	(a)
Prime Security Services Borrower LLC/Prime Finance Inc.	9.250%	5/15/23	2,846,000		3,056,035	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		861,437
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	4,430,000		4,289,702	(a)

Total Diversified Consumer Services					10,854,700

Hotels, Restaurants & Leisure - 1.9%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	1,077,758		1,077,758	(a)(c)(d)(e)
Brinker International Inc., Senior Notes	5.000%	10/1/24	700,000		677,250	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,920,000		2,004,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,000,000		1,002,500	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	2,410,000		2,425,062	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,435,000		1,565,944	(a)

Total Hotels, Restaurants & Leisure					8,752,514

Household Durables - 0.8%
Lennar Corp., Senior Notes	4.500%	4/30/24	540,000		531,387
Lennar Corp., Senior Notes	4.750%	5/30/25	1,680,000		1,659,000
TopBuild Corp., Senior Notes	5.625%	5/1/26	1,710,000		1,697,175	(a)

Total Household Durables					3,887,562

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 8.5%
Altice France SA, Senior Secured Notes	6.250%	5/15/24	3,270,000	$3,241,388	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,050,000	3,008,063	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	4,960,000	5,046,800	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	7,385,000	7,144,987	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	180,000	172,125	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,750,000	3,530,738	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,036,000	1,778,955
DISH DBS Corp., Senior Notes	7.750%	7/1/26	9,252,000	8,384,625
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	1,307,000	1,340,521
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	491,000	505,714
UBM PLC, Senior Notes	5.750%	11/3/20	1,500,000	1,528,265	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	1,455,000	1,358,606	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,270,000	1,314,450	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,040,000	1,030,900	(a)
Virgin Media Finance PLC, Senior Secured Notes	5.500%	8/15/26	400,000	394,000	(a)

Total Media				39,780,137

Specialty Retail - 0.7%
Hertz Corp., Senior Notes	5.875%	10/15/20	1,900,000	1,899,411
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,500,000	1,515,000	(a)

Total Specialty Retail				3,414,411

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,320,000	2,273,600	(a)

TOTAL CONSUMER DISCRETIONARY				73,171,369

CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	800,000	790,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	510,000	$528,487
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	350,000	360,938
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	380,000	390,450

Total Household Products				1,279,875

TOTAL CONSUMER STAPLES				2,069,875

ENERGY - 20.2%
Energy Equipment & Services - 0.4%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,130,000	1,132,825	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	770,000	832,562	(a)

Total Energy Equipment & Services				1,965,387

Oil, Gas & Consumable Fuels - 19.8%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	58,261
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	610,000	648,125
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,400,000	1,435,000
Berry Petroleum Co. Escrow	—	—	580,000	0	*(c)(d)(f)
Berry Petroleum Co. Escrow	—	—	1,384,000	0	*(c)(d)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,600,000	1,639,968	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	100,000	101,000	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	710,000	757,037
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	2,720,000	2,856,000
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,000,000	1,940,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	560,000	546,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	1,024,118
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,100,000	2,070,765
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,440,000	1,435,433
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,260,000	1,312,542
Ecopetrol SA, Senior Notes	5.875%	9/18/23	262,000	279,161
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,030,000	1,009,400

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,820,000	$1,811,173
El Paso Natural Gas Co., LLC, Senior Notes	8.375%	6/15/32	70,000	88,314
Energy Transfer Equity LP, Senior Secured Notes	7.500%	10/15/20	130,000	140,238
Gazprom OAO Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	1,920,000	2,012,124	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	610,000	625,250
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,110,000	1,040,625
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,000,000	1,994,300	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	920,000	1,051,262
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,732,312
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	529,258	(b)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	740,000	729,595	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	980,000	957,607	(a)
Magnum Hunter Resources Corp. Escrow	—	—	3,390,000	0	*(c)(d)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	1,820,000	1,660,750	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,780,000	2,536,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,500,000	1,539,375
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,773,200	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,930,000	1,968,600
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	790,000	807,775
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	550,000	560,313	(a)
Pampa Energia SA, Senior Notes	7.375%	7/21/23	2,000,000	1,751,000	(b)
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	1,610,000	1,665,109	(a)
Pertamina Persero PT, Senior Notes	4.300%	5/20/23	940,000	942,139	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,632,000	1,536,528
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	610,000	548,848	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	5,960,000	5,194,140

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	$1,976,694
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	3,498,863
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	1,235,000	240,825	*(b)(g)
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	1,170,000	1,179,652
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,535,000	2,630,062
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,097,000	1,007,211
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,285,000	1,311,830	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,160,000	1,116,500
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,020,000	1,218,900	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,246,550	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	290,000	298,648
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	2,030,000	2,088,362	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	1,765,000	1,778,237
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,300,000	1,334,125	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	4,000,000	3,895,000	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,847,993
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,000,000	1,980,000	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,490,000	3,074,690	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	290,000	299,425
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	740,000	733,525
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	694,885
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	415,837
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	653,062
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,630,800
WPX Energy Inc., Senior Notes	8.250%	8/1/23	230,000	262,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	8.750%	4/4/24	950,000	$883,509	(a)
YPF SA, Senior Notes	6.950%	7/21/27	3,650,000	2,998,146	(a)

Total Oil, Gas & Consumable Fuels				92,604,926

TOTAL ENERGY				94,570,313

FINANCIALS - 13.9%
Banks - 8.0%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	540,000	542,030	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	450,000	454,781	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,296,000	(h)(i)
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000	1,532,059
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,896,008	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,430,000	3,725,872
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	420,000	425,915	(h)(i)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	350,000	333,050
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	240,000	248,700	(a)(i)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,433,780	(a)(h)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	470,000	480,575
CIT Group Inc., Senior Notes	5.000%	8/1/23	2,070,000	2,108,813
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	660,000	678,975	(h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,381,936	(a)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,260,000		$1,320,619	(a)(h)(i)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Annual + 6.884%)	7.000%	1/19/21	500,000	EUR	598,447	(b)(h)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	5,060,000		4,584,173	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	510,000		463,734	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,130,000		2,225,360	(h)(i)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	840,000		832,127
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		546,251
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		820,875	(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	760,000		815,404	(h)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,760,000		1,768,590
Santander UK Group Holdings PLC, Junior Subordinated Bonds, (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,692,953	(b)(h)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	2,350,000		2,335,900	(b)(i)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,000,000		1,002,041

Total Banks					37,544,968

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.3%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,330,000		$1,396,500
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	1,430,000		1,460,479
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,800,000		3,399,867

Total Capital Markets					6,256,846

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		137,224
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,120,000		1,125,600	(a)
Navient Corp., Senior Notes	8.000%	3/25/20	240,000		255,060
Navient Corp., Senior Notes	6.750%	6/15/26	890,000		875,537

Total Consumer Finance					2,393,421

Diversified Financial Services - 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	180,000		184,156
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	580,000		587,648
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	640,000		655,532
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	2,840,000		2,186,800	(a)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,340,000		1,323,263	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	6,280,000		6,185,800	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	750,000	EUR	865,644	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	230,000		235,135
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000		2,878,354
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	580,000		618,682
Nationwide Building Society, Junior Subordinated Notes, (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	1,080,000	GBP	1,440,652	(b)(h)(i)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,280,000		1,305,600	(a)

Total Diversified Financial Services					18,467,266

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 0.1%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	410,000	GBP	$531,864	(b)

TOTAL FINANCIALS					65,194,365

HEALTH CARE - 6.9%
Health Care Providers & Services - 2.9%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	510,000		461,550	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	3,465,000		3,620,925	(c)(d)(i)(j)
Centene Corp., Senior Notes	5.625%	2/15/21	830,000		848,675
Centene Corp., Senior Notes	6.125%	2/15/24	630,000		663,862
Centene Corp., Senior Notes	4.750%	1/15/25	2,800,000		2,821,000
DaVita Inc., Senior Notes	5.750%	8/15/22	650,000		660,563
DaVita Inc., Senior Notes	5.000%	5/1/25	1,420,000		1,352,550
HCA Inc., Senior Notes	5.625%	9/1/28	1,410,000		1,417,050
HCA Inc., Senior Secured Notes	5.250%	6/15/26	820,000		846,650
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	720,000		768,600	(a)

Total Health Care Providers & Services					13,461,425

Pharmaceuticals - 4.0%
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	940,000		956,690	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	750,000		719,813	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,370,000		3,146,737	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000		741,125	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	960,000		825,600	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	750,000		728,437
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	136,000		132,090
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	12,195,000		11,413,169

Total Pharmaceuticals					18,663,661

TOTAL HEALTH CARE					32,125,086

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	1,770,000		1,778,850	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	1,190,000		1,204,875	(a)

Total Aerospace & Defense					2,983,725

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,330,000	$1,374,887	(a)

Airlines - 0.1%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	299,716	329,928	(d)

Building Products - 1.1%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,380,000	2,266,950	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,900,000	2,712,370	(a)

Total Building Products				4,979,320

Commercial Services & Supplies - 0.2%
Brink’s Co., Senior Notes	4.625%	10/15/27	230,000	215,625	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	910,000	869,619

Total Commercial Services & Supplies				1,085,244

Construction & Engineering - 0.2%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	910,000	971,425	(a)

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	410,504	(a)
General Electric Co., Senior Notes	6.875%	1/10/39	1,000,000	1,266,812

Total Industrial Conglomerates				1,677,316

Machinery - 1.5%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	6,660,000	6,277,050	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	847,000	870,292

Total Machinery				7,147,342

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	1,430,000	1,236,950	(a)

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,180,000	2,109,150	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	2,060,000	1,990,475	(a)

Total Trading Companies & Distributors				4,099,625

Transportation Infrastructure - 0.4%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	860,000	790,125	(a)(b)
Pelabuhan Indonesia II PT, Senior Notes	4.250%	5/5/25	1,240,000	1,213,340	(a)

Total Transportation Infrastructure				2,003,465

TOTAL INDUSTRIALS				27,889,227

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 3.2%
Internet Software & Services - 1.3%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	$939,400
Match Group Inc., Senior Notes	5.000%	12/15/27	5,020,000	4,957,250	(a)

Total Internet Software & Services				5,896,650

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000	926,817

Software - 0.9%
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,840,000	1,893,618
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	1,520,000	1,571,300	(a)
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,000,000	992,436

Total Software				4,457,354

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	820,000	845,760	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	690,000	737,784	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	409,364
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,276,551
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	592,697

Total Technology Hardware, Storage & Peripherals				3,862,156

TOTAL INFORMATION TECHNOLOGY				15,142,977

MATERIALS - 9.3%
Chemicals - 1.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,167,325	(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	510,000	523,199	(a)
Mexichem SAB de CV, Senior Notes	4.000%	10/4/27	600,000	558,120	(a)
OCP SA, Senior Notes	5.625%	4/25/24	1,250,000	1,288,700	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,070,000	1,036,750	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	400,000	410,000
Valvoline Inc., Senior Notes	4.375%	8/15/25	2,000,000	1,912,500

Total Chemicals				6,896,594

Construction Materials - 0.2%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	580,000	577,825	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	240,000	239,100	(b)

Total Construction Materials				816,925

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 1.7%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,233,919	$1,237,004	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	800,000	844,000	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,470,000	1,440,600	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	1,220,000	1,146,800	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	2,220,000	2,419,800
Pactiv LLC, Senior Notes	8.375%	4/15/27	510,000	555,900
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000	165,600	(b)

Total Containers & Packaging				7,809,704

Metals & Mining - 5.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	890,000	947,850	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,870,000	2,026,613	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	670,000	693,450	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	520,000	524,651	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000	1,484,242	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,331,504
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	830,000	825,593
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,380,000	2,552,550
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	655,350
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,490,000	3,130,879
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	880,000	899,800	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,062,811	11,998	*(a)(k)
Northwest Acquisitions ULC/Dominion Finco Inc., Senior Secured Notes	7.125%	11/1/22	660,000	675,675	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000	867,090
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000	2,398,646
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,520,000	1,672,000	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	460,000	486,588
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	4,660,000	4,695,882

Total Metals & Mining				25,880,361

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion, SA, Senior Notes	7.250%	7/29/19	264,000	$273,383
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	500,000	507,491	(a)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	460,000	462,318	(a)
Mercer International Inc., Senior Notes	6.500%	2/1/24	750,000	770,625

Total Paper & Forest Products				2,013,817

TOTAL MATERIALS				43,417,401

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	110,000	110,825
CoreCivic Inc., Senior Notes	5.000%	10/15/22	570,000	571,425
CoreCivic Inc., Senior Notes	4.625%	5/1/23	600,000	585,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	500,000	463,450
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	780,000	826,254
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	2,070,000	2,080,350

Total Equity Real Estate Investment Trusts (REITs)				4,637,304

Real Estate Management & Development - 0.3%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	1,710,000	1,665,369	(a)

TOTAL REAL ESTATE				6,302,673

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 3.2%
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	240,000	343,183
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,690,000	1,728,025	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	780,700	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	190,000	249,406
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	780,000	836,550
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,000,000	3,092,053

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,715,000	$2,688,121	(a)
Windstream Services LLC/Windstream Finance Corp.	10.500%	6/30/24	6,770,000	5,483,700	(a)

Total Diversified Telecommunication Services				15,201,738

Wireless Telecommunication Services - 4.6%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	380,000	417,050	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,210,000	1,259,912	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,017,000	2,352,326	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	557,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,284,700
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,410,000	2,440,125	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,650,000	1,732,500
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	4,085,537
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,513,354
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,193,100
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,121,390	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	480,596	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	873,225	(a)

Total Wireless Telecommunication Services				21,311,015

TOTAL TELECOMMUNICATION SERVICES				36,512,753

UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000	429,118
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,410,000	1,029,300	*(g)

Total Electric Utilities				1,458,418

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.9%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.750%	3/1/25	2,340,000		$2,275,650
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	760,000		722,000
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	950,000		966,634	(a)

Total Gas Utilities					3,964,284

TOTAL UTILITIES					5,422,702

TOTAL CORPORATE BONDS & NOTES (Cost - $381,200,580)					401,818,741

SOVEREIGN BONDS - 27.3%
Argentina - 3.4%
Argentina Bonar Bonds, (Argentina BADLAR Private Deposit Rate + 2.500%)	35.563%	3/11/19	7,120,000	ARS	188,322	(i)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	44.868%	6/21/20	42,670,000	ARS	1,208,351	(i)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	7,630,000		5,989,550
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,450,000		2,519,363
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,860,000		2,416,700	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	4,980,000		3,610,550	(a)

Total Argentina					15,932,836

Armenia - 0.2%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	820,000		837,507	(b)

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/21	426,000	BRL	104,826
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/23	18,677,000	BRL	4,374,841
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,750,000		1,554,455

Total Brazil					6,034,122

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 2.5%
Colombia Government International Bond, Senior Notes	7.375%	3/18/19	753,000	$771,825
Colombia Government International Bond, Senior Notes	11.750%	2/25/20	544,000	613,088
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	4,500,000	4,386,375
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	4,542,000	5,830,792

Total Colombia				11,602,080

Costa Rica - 0.3%
Costa Rica Government International Bond, Notes	7.000%	4/4/44	1,480,000	1,417,100	(a)

Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000	664,635	(a)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000	477,196	(b)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000	434,778	(a)

Total Croatia				1,576,609

Dominican Republic - 0.8%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	1,620,000	1,640,477	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	2,130,000	2,151,854	(a)

Total Dominican Republic				3,792,331

Ecuador - 1.1%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,650,000	1,697,437	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	890,000	922,263	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,690,000	2,585,762	(a)

Total Ecuador				5,205,462

Ghana - 0.3%
Ghana Government International Bond, Bonds	10.750%	10/14/30	920,000	1,132,677	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000	277,251	(a)

Total Ghana				1,409,928

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,970,000	1,858,695	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.3%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000		$430,756	(b)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,200,000		1,234,116	(a)

Total Honduras					1,664,872

Hungary - 0.7%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	942,000		1,025,267
Hungary Government International Bond, Senior Notes	5.375%	3/25/24	300,000		322,067
Magyar Export-Import Bank Zrt	4.000%	1/30/20	1,830,000		1,837,735	(a)

Total Hungary					3,185,069

Indonesia - 4.7%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	3,369,000		3,639,736	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	10,250,000		10,197,418	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	2,600,000		2,509,169	(a)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	4,635,000		5,548,976	(b)
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	209,000,000	IDR	14,087

Total Indonesia					21,909,386

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	1,387,500		1,253,302	(a)

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		577,450

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		575,591	(a)

Lithuania - 0.5%
Lithuania Government International Bond, Senior Notes	6.125%	3/9/21	2,160,000		2,314,416	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	2,500,000		$2,509,437
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	4,510,000		4,401,760

Total Mexico					6,911,197

Nigeria - 0.4%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,200,000		2,085,193	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	460,000		576,150

Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	730,000		757,375	(a)

Peru - 1.3%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	1,750,000		2,161,250
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	2,604,000		3,870,846

Total Peru					6,032,096

Poland - 0.4%
Republic of Poland Government International Bond, Senior Notes	6.375%	7/15/19	400,000		412,864
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,390,000		1,458,736

Total Poland					1,871,600

Russia - 3.2%
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	486,312,000	RUB	6,524,750
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	3,400,000		3,484,762	(a)
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		67,752	(b)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	4,400,000		4,706,601	(a)

Total Russia					14,783,865

Senegal - 0.1%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		451,184	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	760,000		$774,316	(b)
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	1,940,000		1,927,217	(a)

Total Sri Lanka					2,701,533

Turkey - 0.8%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,000,000		1,528,928
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	2,800,000		2,192,786

Total Turkey					3,721,714

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/21	550,000		546,920	(b)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	2,300,000		2,212,506	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,000,000		847,797	(a)

Total Ukraine					3,607,223

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	15,450,000	UYU	462,366	(b)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	55,690,000	UYU	1,435,287	(b)

Total Uruguay					1,897,653

Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	640,000		165,120	*(b)(g)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	3,460,000		882,300	*(b)(g)

Total Venezuela					1,047,420

Vietnam - 0.0%
Vietnam Government International Bond, Senior Notes	6.750%	1/29/20	200,000		208,813	(b)

TOTAL SOVEREIGN BONDS (Cost - $129,609,168)					127,799,772

SENIOR LOANS - 17.6%
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.9%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.320-4.500%	4/6/24	4,108,576		4,112,857	(i)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.4%
Weight Watchers International Inc., Term Loan B (1 mo. LIBOR + 4.750%)	6.840-7.090%	11/29/24	1,608,750	$1,630,058	(i)(l)(m)

Hotels, Restaurants & Leisure - 4.1%
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	6,837,301	6,860,090	(i)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.815%	10/25/23	5,243,959	5,266,246	(i)(l)(m)
Las Vegas Sands LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.826%	3/27/25	4,993,125	4,991,707	(i)(l)(m)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.826%	3/29/25	2,220,000	2,226,242	(i)(l)(m)

Total Hotels, Restaurants & Leisure				19,344,285

Media - 2.0%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.334%	10/1/18	1,140,000	1,128,600	(c)(d)(i)(l)(m)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	5,529,069	5,537,705	(i)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.8750%	3/16/25	2,695,000	2,698,369	(i)(l)(m)

Total Media				9,364,674

Specialty Retail - 2.1%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.090%	3/11/22	9,606,659	8,242,860	(i)(l)(m)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.250%)	4.330%	7/5/24	1,091,750	1,065,821	(i)(l)(m)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	10.320%	6/29/22	790,000	587,233	(i)(l)(m)

Total Specialty Retail				9,895,914

TOTAL CONSUMER DISCRETIONARY				44,347,788

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%)	9.576%	8/23/21	530,000	554,347	(i)(l)(m)

INDUSTRIALS - 4.5%
Air Freight & Logistics - 2.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.077%	1/15/25	12,079,928	12,084,337	(i)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.5%
United Airlines Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.826%	4/1/24	2,482,406	$2,484,578	(i)(l)(m)

Building Products - 0.2%
Pisces Midco Inc., Term Loan (3 mo. LIBOR + 3.750%)	6.087%	4/12/25	630,000	633,276	(i)(l)(m)

Professional Services - 0.5%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.076%	4/9/23	2,481,250	2,489,520	(i)(l)(m)

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.321%	1/2/25	2,413,950	2,406,621	(i)(l)(m)
Delos Finance SARL, Term Loan B (1 mo. LIBOR + 1.750%)	4.084%	10/6/23	1,000,000	1,004,167	(i)(l)(m)

Total Trading Companies & Distributors				3,410,788

TOTAL INDUSTRIALS				21,102,499

INFORMATION TECHNOLOGY - 1.9%
Diversified Financial Services - 0.5%
Travelport Finance (Luxembourg) SARL, Term Loan (3 mo. LIBOR + 2.500%)	4.814%	3/16/25	2,188,214	2,189,886	(i)(l)(m)

IT Services - 0.8%
First Data Corp., 2024 Term Loan (1 mo. LIBOR + 2.000%)	4.066%	4/26/24	3,845,862	3,844,662	(i)(l)(m)

Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp., Term Loan B4 (1 mo. LIBOR + 1.750%)	3.816%	4/29/23	2,992,500	2,997,567	(i)(l)(m)

TOTAL INFORMATION TECHNOLOGY				9,032,115

MATERIALS - 0.8%
Containers & Packaging - 0.8%
Berry Global Inc., Term Loan Q (2 mo. LIBOR + 2.000%)	4.186%	10/1/22	3,756,802	3,762,084	(i)(l)(m)

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.826%	1/2/26	1,995,000	1,971,309	(i)(l)(m)

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.313%	9/30/25	1,320,000	1,319,484	(i)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.067%	2/7/23	316,597	$319,763	(e)(i)(l)(m)

TOTAL SENIOR LOANS (Cost - $83,115,937)				82,409,389

			SHARES
COMMON STOCKS - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Bossier Casino Venture Holdco Inc.			65,403	1,531,084	*(c)(d)

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (Escrow)			37,071	10,454	*(c)(d)
KCAD Holdings I Ltd.			77,972,021	324,675	*(c)(d)

Total Energy Equipment & Services				335,129

Oil, Gas & Consumable Fuels - 1.4%
Berry Petroleum Corp.			326,801	5,356,265	*
Blue Ridge Mountain Resources Inc.			175,718	1,059,580	*(c)(d)
MWO Holdings LLC			417	0	*(c)(d)(f)

Total Oil, Gas & Consumable Fuels				6,415,845

TOTAL ENERGY				6,750,974

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			43,516	164,056	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			724	0	*(a)(c)(d)(f)

TOTAL INDUSTRIALS				164,056

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC			21,934	504,482	*(c)(d)

TOTAL COMMON STOCKS (Cost - $11,016,990)				8,950,596

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 1.5%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	4,030,000		$3,552,457
Liberty Media Corp., Senior Notes	2.125%	3/31/48	1,580,000		1,612,833	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	1,020,000		1,058,881	(a)

TOTAL CONSUMER DISCRETIONARY					6,224,171

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	860,000		808,547

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,858,522)					7,032,718

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Notes	1.625%	5/31/23	200,000		190,184
U.S. Treasury Notes	2.125%	11/30/23	4,000,000		3,878,281
U.S. Treasury Notes	2.125%	3/31/24	1,500,000		1,450,547

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,524,922)					5,519,012

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $964,999)	4.000%	3/6/20	19,030,000	ARS	553,131

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		5,950		161,781	(i)

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%		20,886,844		208,868	*(c)(d)(e)

TOTAL PREFERRED STOCKS (Cost - $1,744,881)					370,649

CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Berry Petroleum Co. (6.000% Cash or 6.000% PIK) (Cost - $13,393)	6.000%		1,329		18,329	(e)(j)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $620,049,392)					634,472,337

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,684,018)	1.850%	2,684,018	$2,684,018

TOTAL INVESTMENTS - 136.1% (Cost - $622,733,410)			637,156,355
Liabilities in Excess of Other Assets - (36.1)%			(168,960,888)

TOTAL NET ASSETS - 100.0%			$468,195,467

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Value is less than $1.

(g)	The coupon payment on these securities is currently in default as of August 31, 2018.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Restricted security (Note 2).

(k)	The maturity principal is currently in default as of August 31, 2018.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
UYU	— Uruguayan Peso

At August 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	60,000	USD	69,407	Barclays Bank PLC	10/18/18	$493
GBP	70,000	USD	90,208	Barclays Bank PLC	10/18/18	728
GBP	2,000,000	USD	2,561,680	Barclays Bank PLC	10/18/18	36,481
USD	190,173	CAD	250,000	Barclays Bank PLC	10/18/18	(1,578)
USD	898,386	CAD	1,180,000	Barclays Bank PLC	10/18/18	(6,679)
USD	499,836	EUR	424,000	Citibank N.A.	10/18/18	5,869
USD	643,656	EUR	546,000	Citibank N.A.	10/18/18	7,557
USD	3,746,132	GBP	2,823,434	Citibank N.A.	10/18/18	78,264
CAD	21,000	USD	16,027	Citigroup N.A.	10/18/18	81

Total						$121,216

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed-income securities, emerging market fixed-income securities and investment grade fixed-income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$72,093,611	$1,077,758		$73,171,369
Energy	—	94,570,313	0	*	94,570,313
Health Care	—	28,504,161	3,620,925		32,125,086
Industrials	—	27,559,299	329,928		27,889,227
Other Corporate Bonds & Notes	—	174,062,746	—		174,062,746
Sovereign Bonds	—	127,799,772	—		127,799,772
Senior Loans:
Consumer Discretionary	—	43,219,188	1,128,600		44,347,788
Other Senior Loans	—	38,061,601	—		38,061,601
Common Stocks:
Consumer Discretionary	—	—	1,531,084		1,531,084
Energy	$5,356,265	—	1,394,709		6,750,974
Industrials	—	—	164,056		164,056
Utilities	—	—	504,482		504,482
Convertible Bonds & Notes	—	7,032,718	—		7,032,718
U.S. Government & Agency Obligations	—	5,519,012	—		5,519,012
Non-U.S. Treasury Inflation Protected Securities	—	553,131	—		553,131
Preferred Stocks:
Financials	161,781	—	—		161,781
Industrials	—	—	208,868		208,868
Convertible Preferred Stocks	—	18,329	—		18,329

Total Long-Term Investments	5,518,046	618,993,881	9,960,410		634,472,337

Short-Term Investments	2,684,018	—	—		2,684,018

Total Investments	$8,202,064	$618,993,881	$9,960,410		$637,156,355

Other Financial Instruments:
Forward Foreign Currency Contracts	—	129,473	—		129,473

Total	$8,202,064	$619,123,354	$9,960,410		$637,285,828

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$8,257	—		$8,257

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2018, the security valued at $5,356,265 was transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoated price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF MAY 31, 2018		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)[1]	PURCHASES
Corporate Bonds & Notes:
Consumer Discretionary	$1,040,922		—	—	—	$36,836
Energy	0	*	—	—	—	—
Health Care	3,620,925		$1,523	—	$(1,523)	—
Industrials	—		—	—	—	—
Senior Loans:
Consumer Discretionary	1,669,678		8,879	$(14)	(12,052)	1,117,913
Energy	97,817		(6,185)	(4,490)	27,936	—
Common Stocks:
Consumer Discretionary	1,465,681		—	—	65,403	—
Energy	1,888,493		—	—	(493,784)	—
Industrials	203,220		—	—	(39,164)	—
Utilities	488,032		—	—	16,450	—
Preferred Stocks:
Industrials	208,868		—	—	—	—

Total	$10,683,636		$4,217	$(4,504)	$(436,734)	$1,154,749

INVESTMENTS IN SECURITIES (CONT’D)	SALES	TRANSFERS INTO LEVEL 3[2]	TRANSFERS OUT OF LEVEL 3[3]	BALANCE AS OF AUGUST 31, 2018		NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT AUGUST 31, 2018[1]
Corporate Bonds & Notes:
Consumer Discretionary	—	—	—	$1,077,758		—
Energy	—	—	—	0	*	—
Health Care	—	—	—	3,620,925		$(1,523)
Industrials	—	$329,928	—	329,928		—
Senior Loans:
Consumer Discretionary	$(2,750)	—	$(1,653,054)	1,128,600		(2,048)
Energy	(115,078)	—	—	—		—
Common Stocks:
Consumer Discretionary	—	—	—	1,531,084		65,403
Energy	—	—	—	1,394,709		(493,785)
Industrials	—	—	—	164,056		(39,164)
Utilities	—	—	—	504,482		16,451
Preferred Stocks:
Industrials	—	—	—	208,868		—

Total	$(117,828)	$329,928	$(1,653,054)	$9,960,410		$(454,666)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Fair Value at 8/31/2018		Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	1,329	12/17	$13,393	$18,329		$13.79	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$3,465,000	6/17	3,437,166	3,620,925	(a)	104.50	0.77

			$3,450,559	$3,639,254			0.77%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018